December 1, 2008
Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY BALANCED FUND
Dated May 30, 2008

The fifth and sixth paragraphs of the section of the Prospectus entitled “The Fund — Fund Management” are hereby deleted and replaced with the following:

Current members of the Taxable Fixed Income team jointly and primarily responsible for the day-to-day management of the Fund are W. David Armstrong and Sanjay Verma, each a Managing Director of the Investment Adviser.

Mr. Armstrong has been associated with the Investment Adviser in an investment management capacity since February 1998 and began managing the Fund in April 2005. Mr. Verma has been associated with the Investment Adviser in an investment management capacity since April 2008 and began managing the Fund in November 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BGRSPT

December 1, 2008
Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY BALANCED FUND
Dated May 30, 2008

The fourth and sixth paragraphs of the section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers — With respect to the Balanced Portfolio” are hereby deleted and replaced with the following:

As of October 31, 2008:

Sanjay Verma managed 10 registered investment companies with a total of approximately $2.8 billion in assets; no pooled investment vehicles other than registered investment companies; and four other accounts (including separate accounts managed under certain “wrap fee programs”) with a total of approximately $207.0 million in assets.

***

The following is hereby added to the section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers ”:

As of October 31, 2008, Sanjay Verma did not beneficially own any shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.